Financial Information for the Company and Its Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Financial Information for the Company and Subsidiaries [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Financial Information for the Company and Its Subsidiaries

The Company conducts substantially all of its business through its subsidiaries. Presented below is consolidating financial information for the Company and its subsidiaries as required by regulations of the Securities and Exchange Commission (“SEC”) in connection with the Company's Toggle Notes that have been registered with the SEC. The information segregates the parent company issuer, the combined wholly-owned subsidiary guarantors, the combined non-guarantors, and consolidating adjustments. The operating and investing activities of the separate legal entities are fully interdependent and integrated. Accordingly, the results of the separate legal entities are not representative of what the operating results would be on a stand-alone basis. All of the subsidiary guarantees are both full and unconditional and joint and several.
SYMBION, INC.
CONSOLIDATING BALANCE SHEET
June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,615	$20,185	$37,915	—	$72,715
Accounts receivable, net	—	480	60,819	—	61,299
Inventories	—	388	10,946	—	11,334
Prepaid expenses and other current assets	775	50	7,552	—	8,377
Due from related parties	2,646	45,530	—	(48,176)	—
Current assets of discontinued operations	—	—	263	—	263
Total current assets	18,036	66,633	117,495	(48,176)	153,988
Property and equipment, net	771	2,250	131,595	—	134,616
Goodwill and intangible assets	647,138	—	—	—	647,138
Investments in and advances to affiliates	87,199	19,690	—	(88,744)	18,145
Other assets	13,905	1	1,602	—	15,508
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$767,049	$88,574	$250,726	$(136,920)	$969,429

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$84	$109	$12,740	—	$12,933
Accrued payroll and benefits	708	202	8,611	—	9,521
Due to related parties	—	—	48,176	(48,176)	—
Other accrued expenses	13,830	291	10,248	—	24,369
Current maturities of long-term debt	90	61	6,229	—	6,380
Current liabilities of discontinued operations	—	—	69	—	69
Total current liabilities	14,712	663	86,073	(48,176)	53,272
Long-term debt, less current maturities	522,749	75	17,084	—	539,908
Deferred income tax payable	53,551	—	—	—	53,551
Other liabilities	1,378	637	69,674	—	71,689
Long-term liabilities of discontinued operations	—	—	—	—	—
Noncontrolling interests - redeemable	—	—	35,281	—	35,281
Total Symbion, Inc. stockholders' equity	174,659	87,199	1,545	(88,744)	174,659
Noncontrolling interests - non-redeemable	—	—	41,069	—	41,069
Total equity	174,659	87,199	42,614	(88,744)	215,728
Total liabilities and stockholders' equity	$767,049	$88,574	$250,726	$(136,920)	$969,429

SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,849	$27,700	$30,909	—	$73,458
Accounts receivable, net	—	554	61,271	—	61,825
Inventories	—	159	10,639	—	10,798
Prepaid expenses and other current assets	1,203	78	7,355	—	8,636
Due from related parties	2,285	43,798	—	(46,083)	—
Current assets of discontinued operations	—	—	1,003	—	1,003
Total current assets	18,337	72,289	111,177	(46,083)	155,720
Property and equipment, net	1,005	2,329	137,298	—	140,632
Goodwill and intangible assets	646,554	—	—	—	646,554
Investments in and advances to affiliates	96,761	23,711	5,903	(108,551)	17,824
Other assets	7,979	1	1,653	—	9,633
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$770,636	$98,330	$256,065	$(154,634)	$970,397

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	$15	$103	$12,278	—	$12,396
Accrued payroll and benefits	2,014	138	7,938	—	10,090
Due to related parties	—	—	46,083	(46,083)	—
Other accrued expenses	15,906	331	9,577	—	25,814
Current maturities of long-term debt	21,783	42	7,370	—	29,195
Current liabilities of discontinued operations	—	—	923	—	923
Total current liabilities	39,718	614	84,169	(46,083)	78,418
Long-term debt, less current maturities	487,994	84	19,339	—	507,417
Deferred income tax payable	51,307	—	2	—	51,309
Other liabilities	288	871	67,791	—	68,950
Long-term liabilities of discontinued operations	—	—	22	—	22
Noncontrolling interest - redeemable	—	—	36,030	—	36,030
Total Symbion, Inc. stockholders' equity	191,329	96,761	5,887	(108,551)	185,426
Noncontrolling interests - nonredeemable	—	—	42,825	—	42,825
Total equity	191,329	96,761	48,712	(108,551)	228,251
Total liabilities and stockholders' equity	$770,636	$98,330	$256,065	$(154,634)	$970,397
SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$8,397	$2,430	$104,513	$(3,809)	$111,531
Operating expenses:
Salaries and benefits	—	1,149	30,029	—	31,178
Supplies	—	245	27,085	—	27,330
Professional and medical fees	—	229	8,750	—	8,979
Rent and lease expense	—	182	6,107	—	6,289
Other operating expenses	—	100	7,916	—	8,016
Cost of revenues	—	1,905	79,887	—	81,792
General and administrative expense	5,543	—	—	—	5,543
Depreciation and amortization	171	66	4,959	—	5,196
Provision for doubtful accounts	—	34	1,527	—	1,561
Income on equity investments	—	(387)	—	—	(387)
Net loss on disposal of long-lived assets and debt extinguishment	4,884	—	—	—	4,884
Management fees	—	—	3,809	(3,809)	—
Equity in earnings of affiliates	(6,243)	(5,431)	—	11,674	—
Total operating expenses	4,355	(3,813)	90,182	7,865	98,589
Operating income	4,042	6,243	14,331	(11,674)	12,942
Interest expense, net	(11,810)	—	(1,598)	—	(13,408)
(Loss) income before taxes and discontinued operations	(7,768)	6,243	12,733	(11,674)	(466)
Provision for income taxes	905	—	444	—	1,349
(Loss) income from continuing operations	(8,673)	6,243	12,289	(11,674)	(1,815)
Loss from discontinued operations, net of taxes	—	—	(71)	—	(71)
Net (loss) income	(8,673)	6,243	12,218	(11,674)	(1,886)
Net income attributable to noncontrolling interests	—	—	(6,787)	—	(6,787)
Net (loss) income attributable to Symbion, Inc.	$(8,673)	$6,243	$5,431	$(11,674)	$(8,673)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$16,748	$4,788	$206,926	$(7,597)	$220,865
Operating expenses:
Salaries and benefits	—	2,264	59,299	—	61,563
Supplies	—	449	51,852	—	52,301
Professional and medical fees	—	460	16,758	—	17,218
Rent and lease expense	—	378	11,898	—	12,276
Other operating expenses	—	196	15,885	—	16,081
Cost of revenues	—	3,747	155,692	—	159,439
General and administrative expense	11,412	—	—	—	11,412
Depreciation and amortization	343	127	9,887	—	10,357
Provision for doubtful accounts	—	70	3,117	—	3,187
Income on equity investments	—	(656)	—	—	(656)
Net loss on disposal of long-lived assets and debt extinguishment	4,806	—	—	—	4,806
Management fees	—	—	7,597	(7,597)	—
Equity in earnings of affiliates	(13,666)	(12,166)	—	25,832	—
Total operating expenses	2,895	(8,878)	176,293	18,235	188,545
Operating income	13,853	13,666	30,633	(25,832)	32,320
Interest expense, net	(22,400)	—	(2,986)	—	(25,386)
(Loss) income before taxes and discontinued operations	(8,547)	13,666	27,647	(25,832)	6,934
Provision for income taxes	2,545	—	425	—	2,970
(Loss) income from continuing operations	(11,092)	13,666	27,222	(25,832)	3,964
Loss from discontinued operations, net of taxes	—	—	(88)	—	(88)
Net (loss) income	(11,092)	13,666	27,134	(25,832)	3,876
Net income attributable to noncontrolling interests	—	—	(14,968)	—	(14,968)
Net (loss) income attributable to Symbion, Inc.	$(11,092)	$13,666	$12,166	$(25,832)	$(11,092)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$8,913	$2,457	$96,010	$(3,917)	$103,463
Operating expenses:
Salaries and benefits	—	1,143	27,936	—	29,079
Supplies	—	188	22,898	—	23,086
Professional and medical fees	—	283	6,680	—	6,963
Rent and lease expense	—	185	5,884	—	6,069
Other operating expenses	—	100	7,321	—	7,421
Cost of revenues	—	1,899	70,719	—	72,618
General and administrative expense	5,937	—	—	—	5,937
Depreciation and amortization	174	75	4,663	—	4,912
Provision for doubtful accounts	—	45	1,942	—	1,987
Income on equity investments	—	(876)	—	—	(876)
Impairment and loss on disposal of long-lived assets	91	—	—	—	91
Litigation settlements, net	(8)	—	—	—	(8)
Management fees	—	—	3,917	(3,917)	—
Equity in earnings of affiliates	(7,433)	(6,119)	—	13,552	—
Total operating expenses	(1,239)	(4,976)	81,241	9,635	84,661
Operating income	10,152	7,433	14,769	(13,552)	18,802
Interest expense, net	(10,531)	—	(1,680)	—	(12,211)
(Loss) income before taxes and discontinued operations	(379)	7,433	13,089	(13,552)	6,591
Provision (benefit) for income taxes	679	—	(69)	—	610
(Loss) income from continuing operations	(1,058)	7,433	13,158	(13,552)	5,981
Loss from discontinued operations, net of taxes	—	—	(82)	—	(82)
Net (loss) income	(1,058)	7,433	13,076	(13,552)	5,899
Net income attributable to noncontrolling interests	—	—	(6,957)	—	(6,957)
Net (loss) income attributable to Symbion, Inc.	$(1,058)	$7,433	$6,119	$(13,552)	$(1,058)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$17,273	$4,970	$172,352	$(7,587)	$187,008
Operating expenses:
Salaries and benefits	—	2,335	51,091	—	53,426
Supplies	—	367	40,877	—	41,244
Professional and medical fees	—	533	12,096	—	12,629
Rent and lease expense	—	383	11,908	—	12,291
Other operating expenses	—	198	14,033	—	14,231
Cost of revenues	—	3,816	130,005	—	133,821
General and administrative expense	11,169	—	—	—	11,169
Depreciation and amortization	345	152	8,499	—	8,996
Provision for doubtful accounts	—	92	3,108	—	3,200
Income on equity investments	—	(1,504)	—	—	(1,504)
Impairment and loss on disposal of long-lived assets	51	1,101	—	—	1,152
Litigation settlements, net	(44)	—	—	—	(44)
Management fees	—	—	7,587	(7,587)	—
Equity in earnings of affiliates	(11,521)	(10,208)	—	21,729	—
Total operating expenses	—	(6,551)	149,199	14,142	156,790
Operating income	17,273	11,521	23,153	(21,729)	30,218
Interest expense, net	(21,736)	—	(1,206)	—	(22,942)
(Loss) income before taxes and discontinued operations	(4,463)	11,521	21,947	(21,729)	7,276
Provision (benefit) for income taxes	2,243	—	(24)	—	2,219
(Loss) income from continuing operations	(6,706)	11,521	21,971	(21,729)	5,057
Loss from discontinued operations, net of taxes	—	—	(362)	—	(362)
Net (loss) income	(6,706)	11,521	21,609	(21,729)	4,695
Net income attributable to noncontrolling interests	—	—	(11,401)	—	(11,401)
Net (loss) income attributable to Symbion, Inc.	$(6,706)	$11,521	$10,208	$(21,729)	$(6,706)
SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months ended June 30, 2011
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(11,092)	$13,666	$27,134	$(25,832)	$3,876
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	88	—	88
Depreciation and amortization	343	127	9,887	—	10,357
Amortization of deferred financing costs	861	—	—	—	861
Non-cash payment-in-kind interest option	13,366	—	—	—	13,366
Non-cash stock option compensation expense	668	—	—	—	668
Non-cash recognition of other comprehensive income into earnings	665	—	—	—	665
Non-cash losses on disposal of long-lived assets	55	—	—	—	55
Loss on debt extinguishment	4,751	—	—	—	4,751
Deferred income taxes	2,724	—	—	—	2,724
Equity in earnings of affiliates	(13,666)	(12,166)	—	25,832	—
Equity in earnings of affiliates, net of distributions received	—	401	—	—	401
Provision for doubtful accounts	—	70	3,117	—	3,187
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(2,161)	—	(2,161)
Other assets and liabilities	20,013	(9,613)	(10,856)	—	(456)
Net cash provided by (used in) operating activities - continuing operations	18,688	(7,515)	27,209	—	38,382
Net cash provided by (used in) operating activities	18,688	(7,515)	27,209	—	38,382
Cash flows from investing activities:
Purchases of property and equipment, net	(54)	—	(3,955)	—	(4,009)
Change in other assets	—	—	101	—	101
Net cash used in investing activities - continuing operations	(54)	—	(3,854)	—	(3,908)
Net cash used in investing activities	(54)	—	(3,854)	—	(3,908)
Cash flows from financing activities:
Principal payments on long-term debt	(351,845)	—	(513)	—	(352,358)
Proceeds from debt issuances	344,750	—	4	—	344,754
Distributions to noncontrolling interest partners	—	—	(17,388)	—	(17,388)
Payment for debt issuance costs	(10,130)	—	—	—	(10,130)
Proceeds from unit activity	(1,643)	—	—	—	(1,643)
Other financing activities	—	—	1,548	—	1,548
Net cash used in financing activities - continuing operations	(18,868)	—	(16,349)	—	(35,217)
Net cash used in financing activities	(18,868)	—	(16,349)	—	(35,217)
Net (decrease) increase in cash and cash equivalents	(234)	(7,515)	7,006	—	(743)
Cash and cash equivalents at beginning of period	14,849	27,700	30,909	—	73,458
Cash and cash equivalents at end of period	$14,615	$20,185	$37,915	—	$72,715

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months ended June 30, 2010
(Unaudited, in thousands)

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(6,706)	$11,521	$21,609	$(21,729)	$4,695
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	362	—	362
Depreciation and amortization	345	152	8,499	—	8,996
Amortization of deferred financing costs	1,000	—	—	—	1,000
Non-cash payment-in-kind interest option	12,667	—	—	—	12,667
Non-cash stock option compensation expense	649	—	—	—	649
Non-cash recognition of other comprehensive income into earnings	968	—	—	—	968
Non-cash losses on disposal of long-lived assets	51	1,101	—	—	1,152
Non-cash credit risk adjustment of financial instruments	189	—	—	—	189
Deferred income taxes	4,333	—	—	—	4,333
Equity in earnings of affiliates, net of distributions received	—	(329)	—	—	(329)
Equity in earnings of affiliates	(11,521)	(10,208)	—	21,729	—
Provision for doubtful accounts	—	92	3,108	—	3,200
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(4,501)	—	(4,501)
Income taxes payable	(2,117)	—	—	—	(2,117)
Other assets and liabilities	(2,210)	2,740	2,098	—	2,628
Net cash (used in) provided by operating activities - continuing operations	(2,352)	5,069	31,175	—	33,892
Net cash provided by operating activities -discontinued operations	—	—	71	—	71
Net cash (used in) provided by operating activities	(2,352)	5,069	31,246	—	33,963
Cash flows from investing activities:
Purchases of property and equipment, net	(106)	—	(2,438)	—	(2,544)
Payments for acquisitions, net of cash acquired	(31,323)	6,304	—	—	(25,019)
Payments from unit activity	(55)	—	—	—	(55)
Change in other assets	(300)	(271)	—	—	(571)
Net cash (used in) provided by investing activities - continuing operations	(31,784)	6,033	(2,438)	—	(28,189)
Net cash used in investing activities - discontinued operations	—	—	(18)	—	(18)
Net cash (used in) provided by investing activities	(31,784)	6,033	(2,456)	—	(28,207)
Cash flows from financing activities:
Principal payments on long-term debt	(3,811)	—	(3,415)	—	(7,226)
Proceeds from debt issuances	33,739	—	—	—	33,739
Payment of debt issuance costs	—	—	—	—	—
Distributions to noncontrolling interest partners	—	—	(11,056)	—	(11,056)
Proceeds from unit activity	581	—	—	—	581
Change in other long-term liabilities	300	271	(1,163)	—	(592)
Net cash provided by (used in) financing activities - continuing operations	30,809	271	(15,634)	—	15,446
Net cash used in financing activities - discontinued operations	—	—	(52)	—	(52)
Net cash provided by (used in) financing activities	30,809	271	(15,686)	—	15,394
Net (decrease) increase in cash and cash equivalents	(3,327)	11,373	13,104	—	21,150
Cash and cash equivalents at beginning of period	11,272	14,992	21,485	—	47,749
Cash and cash equivalents at end of period	$7,945	$26,365	$34,589	—	$68,899

Financial Information for the Company and Its Subsidiaries
The Company conducts substantially all of its business through its subsidiaries.  Presented below is condensed consolidating financial information for the Company and its subsidiaries as required by regulations of the Securities and Exchange Commission (“SEC”) in connection with the Company’s Toggle Notes that have been registered with the SEC.  The information segregates the parent company issuer, the combined wholly-owned subsidiary guarantors, the combined non-guarantors, and consolidating adjustments.  The operating and investing activities of the separate legal entities are fully interdependent and integrated.  Accordingly, the results of the separate legal entities are not representative of what the operating results would be on a stand-alone basis.  All of the subsidiary guarantees are both full and unconditional and joint and several.
SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$14,849	$27,700	$30,909	$—	$73,458
Accounts receivable, net	—	554	61,271	—	61,825
Inventories	—	159	10,639	—	10,798
Prepaid expenses and other current assets	1,201	78	7,355	—	8,634
Due from related parties	2,285	43,798	—	(46,083)	—
Deferred tax asset	2	—	—	—	2
Current assets of discontinued operations	—	—	1,003	—	1,003
Total current assets	18,337	72,289	111,177	(46,083)	155,720
Property and equipment, net	1,005	2,329	137,298	—	140,632
Goodwill and intangible assets	646,554	—	—	—	646,554
Investments in and advances to affiliates	96,761	23,711	5,903	(108,551)	17,824
Other assets	7,979	1	1,653	—	9,633
Long-term assets of discontinued operations	—	—	34	—	34
Total assets	$770,636	$98,330	$256,065	$(154,634)	$970,397
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$15	$103	$12,278	$—	$12,396
Accrued payroll and benefits	2,014	138	7,938	—	10,090
Due to related parties	—	—	46,083	(46,083)	—
Other accrued expenses	15,906	331	9,577	—	25,814
Current maturities of long-term debt	21,783	42	7,370	—	29,195
Current liabilities of discontinued operations	—	—	923	—	923
Total current liabilities	39,718	614	84,169	(46,083)	78,418
Long-term debt, less current maturities	487,994	84	19,339	—	507,417
Deferred income tax payable	51,307	—	2	—	51,309
Other liabilities	288	871	67,791	—	68,950
Long-term liabilities of discontinued operations	—	—	22	—	22
Noncontrolling interest - redeemable	—	—	36,030	—	36,030
Total Symbion, Inc. stockholders’ equity	191,329	96,761	5,887	(108,551)	185,426
Noncontrolling interests - nonredeemable	—	—	42,825	—	42,825
Total equity	191,329	96,761	48,712	(108,551)	228,251
Total liabilities and stockholders’ equity	$770,636	$98,330	$256,065	$(154,634)	$970,397

SYMBION, INC.
CONSOLIDATING BALANCE SHEET
December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$11,272	$14,992	$21,485	$—	$47,749
Accounts receivable, net	—	586	34,405	—	34,991
Inventories	—	—	9,361	—	9,361
Prepaid expenses and other current assets	4,234	416	7,642	—	12,292
Deferred tax asset	432	—	—	—	432
Current assets of discontinued operations	—	—	2,934	—	2,934
Total current assets	15,938	15,994	75,827	—	107,759
Property and equipment, net	1,331	433	86,092	—	87,856
Goodwill and intangible assets	564,718	—	—	—	564,718
Investments in and advances to affiliates	107,051	91,802	4,193	(185,394)	17,652
Other assets	9,790	44	826	—	10,660
Long-term assets of discontinued operations	—	—	2,081	—	2,081
Total assets	$698,828	$108,273	$169,019	$(185,394)	$790,726
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$15	$136	$7,367	$—	$7,518
Accrued payroll and benefits	464	593	4,749	—	5,806
Other accrued expenses	17,296	390	13,241	—	30,927
Current maturities of long-term debt	10,865	—	9,253	—	20,118
Current liabilities of discontinued operations	—	—	2,608	—	2,608
Total current liabilities	28,640	1,119	37,218	—	66,977
Long-term debt, less current maturities	428,655	—	16,103	—	444,758
Deferred income tax payable	40,424	—	352	—	40,776
Other liabilities	3,503	103	2,281	—	5,887
Long-term liabilities of discontinued operations	—	—	3,868	—	3,868
Noncontrolling interest - redeemable	—	—	31,650	—	31,650
Total Symbion, Inc. stockholders’ equity	197,606	107,051	74,150	(185,394)	193,413
Noncontrolling interests - nonredeemable	—	—	3,397	—	3,397
Total equity	197,606	107,051	77,547	(185,394)	196,810
Total liabilities and stockholders’ equity	$698,828	$108,273	$169,019	$(185,394)	$790,726
SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the year ended December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,101	$9,846	$376,719	$(15,616)	$406,050
Operating expenses:
Salaries and benefits	—	4,558	109,037	—	113,595
Supplies	—	833	92,026	—	92,859
Professional and medical fees	—	1,064	28,008	—	29,072
Rent and lease expense	—	748	23,801	—	24,549
Other operating expenses	—	434	29,636	—	30,070
Cost of revenues	—	7,637	282,508	—	290,145
General and administrative expense	22,464	—	—	—	22,464
Depreciation and amortization	680	301	17,919		18,900
Provision for doubtful accounts	—	176	6,462	—	6,638
Income on equity investments	—	(2,901)	—	—	(2,901)
Impairment and gains on disposal of long-lived assets	(911)	—	—	—	(911)
Litigation settlements, net	(35)	—	—		(35)
Management fees	—	—	15,616	(15,616)	—
Business combination remeasurement gains	(3,169)	—	—	—	(3,169)
Equity in earnings of affiliates	(22,088)	(17,454)	—	39,542	—
Total operating expenses	(3,059)	(12,241)	322,505	23,926	331,131
Operating income (loss)	38,160	22,087	54,214	(39,542)	74,919
Interest (expense) income, net	(39,213)	1	(8,825)	—	(48,037)
(Loss) income before taxes and discontinued operations	(1,053)	22,088	45,389	(39,542)	26,882
Provision for income taxes	7,687	—	100	—	7,787
(Loss) income from continuing operations	(8,740)	22,088	45,289	(39,542)	19,095
Loss from discontinued operations, net of taxes	—	—	(964)	—	(964)
Net (loss) income	(8,740)	22,088	44,325	(39,542)	18,131
Net income attributable to noncontrolling interests	—	—	(26,871)	—	(26,871)
Net (loss) income attributable to Symbion, Inc.	$(8,740)	$22,088	$17,454	$(39,542)	$(8,740)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the year ended December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,064	$9,299	$307,957	$(15,376)	$336,944
Operating expenses:
Salaries and benefits	—	4,751	89,986	—	94,737
Supplies	—	698	70,952	—	71,650
Professional and medical fees	—	1,153	20,821	—	21,974
Rent and lease expense	—	772	23,675	—	24,447
Other operating expenses	—	507	26,088	—	26,595
Cost of revenues	—	7,881	231,522	—	239,403
General and administrative expense	21,448	—	—	—	21,448
Depreciation and amortization	696	270	15,841	—	16,807
Provision for doubtful accounts	—	198	2,683	—	2,881
Income on equity investments	—	(2,318)	—	—	(2,318)
Impairment and gains on disposal of long-lived assets	835	2,422	—	—	3,257
Proceeds from insurance settlements, net	—	(430)	—	—	(430)
Management fees	—	—	15,376	(15,376)	—
Equity in earnings of affiliates	(23,814)	(22,544)	—	46,358	—
Total operating expenses	(835)	(14,521)	265,422	30,982	281,048
Operating income (loss)	35,899	23,820	42,535	(46,358)	55,896
Interest (expense) income, net	(51,134)	(6)	6,182	—	(44,958)
(Loss) income before taxes and discontinued operations	(15,235)	23,814	48,717	(46,358)	10,938
Provision for income taxes	7,219	—	543	—	7,762
(Loss) income from continuing operations	(22,454)	23,814	48,174	(46,358)	3,176
Loss from discontinued operations, net of taxes	—	—	(5,899)	—	(5,899)
Net (loss) income	(22,454)	23,814	42,275	(46,358)	(2,723)
Net loss attributable to noncontrolling interests	—	—	(19,731)	—	(19,731)
Net (loss) income attributable to Symbion, Inc.	$(22,454)	$23,814	$22,544	$(46,358)	$(22,454)

SYMBION, INC.
CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended December 31, 2008

	Parent Issuer	Guarantor Subsidiaries	Combined Non-Guarantors	Eliminations	Total Consolidated
Revenues	$35,122	$10,685	$291,351	$(15,674)	$321,484
Operating expenses:
Salaries and benefits	—	17,229	71,247	—	88,476
Supplies	—	923	63,340	—	64,263
Professional and medical fees	—	5,416	12,141	—	17,557
Rent and lease expense	—	2,032	18,895	—	20,927
Other operating expenses	—	3,658	20,991	—	24,649
Cost of revenues	—	29,258	186,614	—	215,872
General and administrative expense	23,923	—	—	—	23,923
Depreciation and amortization	280	492	14,073	—	14,845
Provision for doubtful accounts	—	262	3,297	—	3,559
Income on equity investments	—	(1,504)	—	—	(1,504)
Impairment and gains on disposal of long-lived assets	—	—	897	—	897
Litigation settlements, net	—	—	893	—	893
Management fees	—	—	15,674	(15,674)	—
Equity in earnings of affiliates	(22,312)	(39,841)	—	62,153	—
Total operating expenses	1,891	(11,333)	221,448	46,479	258,485
Operating income (loss)	33,231	22,018	69,903	(62,153)	62,999
Interest (expense) income, net	(41,977)	294	(1,732)	—	(43,415)
(Loss) income before taxes and discontinued operations	(8,746)	22,312	68,171	(62,153)	19,584
Provision for income taxes	12,052	—	1,412	—	13,464
(Loss) income from continuing operations	(20,798)	22,312	66,759	(62,153)	6,120
Loss from discontinued operations, net of taxes	—	—	(3,097)	—	(3,097)
Net (loss) income	(20,798)	22,312	63,662	(62,153)	3,023
Net income attributable to noncontrolling interests	—	—	(23,821)	—	(23,821)
Net income (loss) attributable to Symbion, Inc.	$(20,798)	$22,312	$39,841	$(62,153)	$(20,798)
SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(8,740)	$22,088	$44,325	$(39,542)	$18,131
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	964	—	964
Depreciation and amortization	680	301	17,919	—	18,900
Amortization of deferred financing costs	2,004	—	—	—	2,004
Non-cash payment-in-kind interest option	26,079	—	—	—	26,079
Non-cash stock option compensation expense	1,336	—	—	—	1,336
Non-cash recognition of other comprehensive loss into earnings	2,732	—	—	—	2,732
Non-cash credit risk adjustment of financial instruments	189	—	—	—	189
Non-cash gains	(4,080)	—	—	—	(4,080)
Deferred income taxes	10,979	—	—	—	10,979
Equity in earnings of consolidated affiliates	(22,088)	(17,454)	—	39,542	—
Equity in earnings of unconsolidated affiliates, net of distributions received	—	50	—	—	50
Provision for doubtful accounts	—	176	6,462	—	6,638
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(14,886)	—	(14,886)
Income taxes payable	2,298	—	—	—	2,298
Other assets and liabilities	(54,224)	51,652	7	—	(2,565)
Net cash (used in) provided by operating activities — continuing operations	(42,835)	56,813	54,791	—	68,769
Net cash used in operating activities —discontinued operations	—	—	(550)	—	(550)
Net cash (used in) provided by operating activities	(42,835)	56,813	54,241	—	68,219
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	—	(44,105)	—	—	(44,105)
Purchases of property and equipment, net	(196)	—	(8,516)	—	(8,712)
Payments from unit activity of unconsolidated facilities	(55)				(55)
Change in other assets	—	—	(278)	—	(278)
Net cash used in investing activities —continuing operations	(251)	(44,105)	(8,794)	—	(53,150)
Net cash used in investing activities —discontinued operations	—	—	(19)	—	(19)
Net cash used in investing activities	(251)	(44,105)	(8,813)	—	(53,169)
Cash flows from financing activities:
Principal payments on long-term debt	(11,204)	—	(11,298)	—	(22,502)
Proceeds from debt issuances	56,423	—	552	—	56,975
Distributions to noncontrolling interests	—	—	(26,292)	—	(26,292)
Proceeds from unit activity of consolidated facilities	4,708	—	—	—	4,708
Other financing activities	(3,264)	—	(42)	—	(3,306)
Net cash provided by (used in) financing activities —continuing operations	46,663	—	(37,080)	—	9,583
Net cash provided by financing activities —discontinued operations	—	—	1,076	—	1,076
Net cash provided by (used in) financing activities	46,663	—	(36,004)	—	10,659
Net increase in cash and cash equivalents	3,577	12,708	9,424	—	25,709
Cash and cash equivalents at beginning of period	11,272	14,992	21,485	—	47,749
Cash and cash equivalents at end of period	$14,849	$27,700	$30,909	$—	$73,458

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(22,454)	$23,814	$42,275	$(46,358)	$(2,723)
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	5,899	—	5,899
Depreciation and amortization	696	270	15,841	—	16,807
Amortization of deferred financing costs	2,004	—	—	—	2,004
Non-cash payment-in-kind interest option	23,263	—	—	—	23,263
Non-cash stock option compensation expense	1,297	—	—	—	1,297
Non-cash recognition of other comprehensive loss into earnings	2,853	—	—	—	2,853
Non-cash credit risk adjustment of financial instruments	1,629	—	—	—	1,629
Non-cash losses	1,265	1,562	—	—	2,827
Deferred income taxes	8,682	—	—	—	8,682
Equity in earnings of consolidated affiliates	(23,814)	(22,544)	—	46,358	—
Equity in earnings of affiliates, net of distributions received	—	(207)	—	—	(207)
Provision for doubtful accounts	—	198	2,683	—	2,881
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(4,383)	—	(4,383)
Income taxes payable	1,762	—	—	—	1,762
Other assets and liabilities	19,678	2,098	(24,083)	—	(2,307)
Net cash provided by operating activities — continuing operations	16,861	5,191	38,232	—	60,284
Net cash provided by operating activities —discontinued operations	—	—	62	—	62
Net cash provided by operating activities	16,861	5,191	38,294	—	60,346
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	(126)	—	—	—	(126)
Purchases of property and equipment, net	(226)	—	(9,378)	—	(9,604)
Payments from unit activity of unconsolidated facilities	(724)	—	—	—	(724)
Change in other assets	—	—	(690)	—	(690)
Net cash used in investing activities —continuing operations	(1,076)	—	(10,068)	—	(11,144)
Net cash used in investing activities —discontinued operations	—	—	(301)	—	(301)
Net cash used in investing activities	(1,076)	—	(10,369)	—	(11,445)
Cash flows from financing activities:
Principal payments on long-term debt	(4,046)	—	(9,603)	—	(13,649)
Proceeds from debt issuances	—	—	678	—	678
Payment of debt issuance costs	(203)	—	—	—	(203)
Distributions to noncontrolling interests	—	—	(24,971)	—	(24,971)
Proceeds from unit activity of consolidated facilities	307	—	—	—	307
Other financing activities	(4,940)	—	—	—	(4,940)
Net cash used in financing activities —continuing operations	(8,882)	—	(33,896)	—	(42,778)
Net cash used in financing activities —discontinued operations	—	—	(108)	—	(108)
Net cash used in financing activities	(8,882)	—	(34,004)	—	(42,886)
Net increase (decrease) in cash and cash equivalents	6,903	5,191	(6,079)	—	6,015
Cash and cash equivalents at beginning of period	4,369	9,801	27,564	—	41,734
Cash and cash equivalents at end of period	$11,272	$14,992	$21,485	$—	$47,749

SYMBION, INC.
CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2008

	Parent Issuer	Guarantor Subsidiaries	Combined Non- Guarantors	Eliminations	Total Consolidated
Cash flows from operating activities:
Net (loss) income	$(20,798)	$22,312	$63,662	$(62,153)	$3,023
Adjustments to reconcile net (loss) income to net cash from operating activities:
Loss from discontinued operations	—	—	3,097	—	3,097
Depreciation and amortization	280	492	14,073	—	14,845
Amortization of deferred financing costs	4,477	—	—	—	4,477
Non-cash payment-in-kind interest option	17,616	—	—	—	17,616
Non-cash stock option compensation expense	2,114	—	—	—	2,114
Non-cash gains and losses	—	—	897	—	897
Deferred income taxes	13,718	—	—	—	13,718
Equity in earnings of affiliates	(22,312)	(39,841)	—	62,153	—
Equity in earnings of unconsolidated affiliates, net of distributions received	—	333	—	—	333
Provision for doubtful accounts	—	262	3,297	—	3,559
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	—	—	(3,278)	—	(3,278)
Income tax payable	1,895	—	—	—	1,895
Other assets and liabilities	24,203	19,180	(44,746)	—	(1,363)
Net cash provided by operating activities — continuing operations	21,193	2,738	37,002	—	60,933
Net cash provided by operating activities — discontinued operations	—	—	1,736	—	1,736
Net cash provided by operating activities	21,193	2,738	38,738	—	62,669
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	—	—	(15,695)	—	(15,695)
Purchases of property and equipment, net	(580)	—	(15,129)	—	(15,709)
Change in other assets	(1,517)	—	—	—	(1,517)
Net cash used in investing activities —continuing operations	(2,097)	—	(30,824)	—	(32,921)
Net cash used in investing activities — discontinued operations	—	—	(286)	—	(286)
Net cash used in investing activities	(2,097)	—	(31,110)	—	(33,207)
Cash flows from financing activities:
Principal payments on long-term debt	(13,513)	—	(5,066)	—	(18,579)
Repayment of bridge facility	(179,937)	—	—	—	(179,937)
Proceeds from debt issuances	12,639	—	852	—	13,491
Proceeds from issuance of Toggle Notes	179,937	—	—	—	179,937
Payment of debt issuance costs	(4,739)	—	—	—	(4,739)
Distributions to noncontrolling interests	—	—	(23,423)	—	(23,423)
Proceeds from unit activity of consolidated facilities	219	—	—	—	219
Other financing obligations	(22,352)	—	23,665	—	1,313
Net cash used in financing activities —continuing operations	(27,746)	—	(3,972)	—	(31,718)
Net cash used in financing activities — discontinued operations	—	—	(106)	—	(106)
Net cash used in financing activities	(27,746)	—	(4,078)	—	(31,824)
Net (decrease) increase in cash and cash equivalents	(8,650)	2,738	3,550	—	(2,362)
Cash and cash equivalents at beginning of period	13,019	7,063	24,014	—	44,096
Cash and cash equivalents at end of period	$4,369	$9,801	$27,564	$—	$41,734